Principal Accounting Policies - Summary of the Disaggregated Revenues (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disaggregation of Revenue [Line Items]
Net Revenues	¥ 4,657,019	$ 730,788	¥ 2,580,820	¥ 2,473,061
Freight Matching Services [Member]
Disaggregation of Revenue [Line Items]
Net Revenues	3,946,882		1,947,016	1,769,756
Value Added Tax Services [Member]
Disaggregation of Revenue [Line Items]
Net Revenues	710,137		633,804	703,305
Transferred at Point in Time [Member] | Freight Brokerage [Member] | Freight Matching Services [Member]
Disaggregation of Revenue [Line Items]
Net Revenues	2,497,779		1,365,207	1,292,496
Transferred at Point in Time [Member] | Transaction Commission [Member] | Freight Matching Services [Member]
Disaggregation of Revenue [Line Items]
Net Revenues	696,072		43,144	0
Transferred at Point in Time [Member] | Other Value Added Services [Member] | Value Added Tax Services [Member]
Disaggregation of Revenue [Line Items]
Net Revenues	190,051		160,963	218,401
Transferred over Time [Member] | Freight Listings [Member] | Freight Matching Services [Member]
Disaggregation of Revenue [Line Items]
Net Revenues	753,031		538,665	477,260
Transferred over Time [Member] | Credit Solutions [Member] | Value Added Tax Services [Member]
Disaggregation of Revenue [Line Items]
Net Revenues	¥ 520,086		¥ 472,841	¥ 484,904